Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets

Note 10 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at December 31:

	2011	2010
Prepaid insurance	$59,349	$104,806
Prepaid fees and rent	28,202	24,929
Deposits and advances	563,436	418,808
Other Current Assets	44,580	61,866
	$695,567	$610,409

Deposits and advances consist primarily of payments to the Company’s raw materials suppliers and Angel® centrifuge manufacturers. Other Current Assets is exclusively made up of parts used to refurbish the Angel® centrifuges.